Fair Value Measurements and Trading-Related Revenue - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Business and government	$ 384,993	$ 366,886
Securitization and structured entities' liabilities	40,164	27,094
Amortized cost	115,188	116,814
Financial liabilities at fair value through profit or loss, category [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Structured note liabilities	45,222	35,300
Metal deposits	1,807	204
Embedded options related to structured deposits carried at amortized cost	1,047	341
Securitization and structured entities' liabilities	18,314	2,463
Money market deposits	6,032	0
At fair value [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Amortized cost	106,461	104,171
Level 2 of fair value hierarchy [member] | At fair value [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Amortized cost	106,389	104,171
Level 3 of fair value hierarchy [member] | At fair value [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Amortized cost	72	0
Financial assets at fair value through profit or loss [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Residential mortgages loans	163	1,676
Business and government	12,431	5,720
Financial assets at fair value through other comprehensive income [member]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet [line items]
Business and government	$ 61	$ 58